Income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total current tax (benefit) expense	$ 35	$ 2,553	$ 136
Deferred tax (benefit) expense for
Change in temporary differences	4,189	3,864	4,388
Tax loss and tax credit carried forward	(314)	2,016	(153)
Change in valuation allowance	(32)	(4,561)	(4,058)
Total deferred tax (benefit) expense	3,843	1,319	177
Total income tax (benefit) expense	$ 3,878	$ 3,872	$ 313